Equity Method Investments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Economic interest			12.00%	30.00%
Voting interest			9.00%	24.00%
Proceeds from sales of investments accounted for using equity method			$ 5,424	$ 43
Associates [member]
Disclosure of associates [line items]
Ownership interest			19.90%
LSEG [Member]
Disclosure of associates [line items]
Number of shares repurchased during period			1.7	1.2
Company portion of proceeds from shares repurchased			$ 70	$ 43
Company portion of shares repurchased			0.8	0.5
LSEG [Member] | Company and Blackstone [Member]
Disclosure of associates [line items]
Proceeds from dividend from equity method investements			$ 5,300
LSEG [Member] | Company Portion [Member]
Disclosure of associates [line items]
Proceeds from sales of investments accounted for using equity method			$ 5,300
Number of shares sold that relate to company ownership			54.3
Proceeds from settlement of foreign exchange contracts			$ 151
Number of shares held in associate			16.0	72.0
Number of shares invested not subject to call option but subject to lock in period			13.4
LSEG [Member] | Company Portion of Total Proceeds [Member]
Disclosure of associates [line items]
Proceeds from sales of investments accounted for using equity method			$ 5,400
Proceeds from dividend from equity method investements			$ 5,300	$ 43
York Parent Limited [Member]
Disclosure of associates [line items]
Ownership interest			24.60%	42.84%
York Parent Limited [Member] | No Restriction [member]
Disclosure of associates [line items]
Number of shares invested not subject to call option but subject to lock in period			7.3
York Parent Limited [Member] | Between March 2, 2024 and January 29, 2025 [member]
Disclosure of associates [line items]
Number of shares invested not subject to call option but subject to lock in period			6.1
York Parent Limited [Member] | Company and Blackstone [Member] | Purchased call options [member]
Disclosure of associates [line items]
Number of shares covered by the option			8.2
York Parent Limited [Member] | Company Portion [Member] | Purchased call options [member]
Disclosure of associates [line items]
Dividend receivied relating to the sale of options			$ 8
Number of shares covered by the option			3.5
Proceeds from the exercise of options			$ 31
Number of shares repurchased during period			0.9
Elite [Member] | Associates [member]
Disclosure of associates [line items]
Ownership interest	19.90%
Potential ordinary share transactions [member] | York Parent Limited [Member] | Company Portion [Member] | Purchased call options [member]
Disclosure of associates [line items]
Proceeds from the exercise of options		$ 58